Advances for drilling units under construction and related costs (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Balance December 31, 2016	$ 545,469
Balance June 30, 2017	562,909
Advances for drilling units under construction and related costs
Property, Plant and Equipment [Line Items]
Balance December 31, 2016	545,469
Advances for drilling units under construction and related costs	17,440
Balance June 30, 2017	$ 562,909